Segment Information (Details) - Schedule of Key Financial Performance Measures	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Construction and engineering services
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	$ 237,999,687		$ 79,025,854
Total cost of revenue			(57,638,157)
Gross profit	58,753,263		21,387,697
Depreciation	(1,900,524)		(549,510)
Operating expenses	(18,405,761)		(10,165,365)
Total expenses	(20,306,285)		(10,714,875)
Bank interest income	195,019		9
Interest expense	(905,567)		(195,814)
Other income	1,500		267,053
Other expense	(1,600)
Impairment loss on goodwill	(1,500,000)
Total other income (expense), net	(2,210,648)		71,248
Income (loss) before income tax expenses	36,236,330		10,744,070
Segment income (loss)	31,059,401		9,391,565
Total assets	110,391,917		85,357,862
Total liabilities	(65,214,518)		(71,239,864)
Net assets (liabilities)	45,177,399		14,117,998
Construction and engineering services | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	236,257,009		77,216,368
Total cost of revenue	(179,246,424)		(56,676,219)
Construction and engineering services | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	1,742,678		1,809,486
Total cost of revenue			(961,938)
Asset management and professional consultancy services
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	13,980,188		5,459,485
Total cost of revenue			(2,440,164)
Gross profit	5,306,003		3,019,321
Depreciation	(2,946,898)		(714,138)
Operating expenses	(12,562,942)		(3,540,888)
Total expenses	(15,509,840)		(4,255,026)
Bank interest income	300
Interest expense	(581,062)		(24,387)
Other income	40,300
Other expense
Impairment loss on goodwill
Total other income (expense), net	(540,462)		(24,387)
Income (loss) before income tax expenses	(10,744,299)		(1,260,092)
Segment income (loss)	(11,373,382)		(1,902,583)
Total assets	132,432,534		118,325,307
Total liabilities	(79,481,008)		(54,000,399)
Net assets (liabilities)	52,951,526		64,324,908
Asset management and professional consultancy services | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	13,980,188		5,459,485
Total cost of revenue	(8,674,185)		(2,440,164)
Asset management and professional consultancy services | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Corporate [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Gross profit
Depreciation
Operating expenses	(58,029)		(28,673)
Total expenses	(58,029)		(28,673)
Bank interest income
Interest expense
Other income
Other expense
Total other income (expense), net
Income (loss) before income tax expenses	(58,029)		(28,673)
Segment income (loss)	(58,029)		(28,673)
Total assets
Total liabilities	(69,629)		(11,600)
Net assets (liabilities)	(69,629)		(11,600)
Corporate [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Corporate [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue
Total cost of revenue
Total [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	251,979,875	$ 32,198,198	84,485,339	$ 10,762,601
Total cost of revenue			(60,078,321)	(7,653,387)
Gross profit	64,059,266	8,185,547	24,407,018	3,109,214
Depreciation	(4,847,422)	(619,408)	(1,263,648)	(160,976)
Operating expenses	(31,026,732)	(3,964,621)	(13,734,926)	(1,749,695)
Total expenses	(35,874,154)	(4,584,029)	(14,998,574)	(1,910,671)
Bank interest income	195,319	24,958	9	1
Interest expense	(1,486,629)	(189,963)	(220,201)	(28,051)
Other income	41,800	5,341	267,053	34,020
Other expense	(1,600)	(204)
Impairment loss on goodwill	(1,500,000)	(191,671)
Total other income (expense), net	(2,751,110)	(351,539)	46,861	5,970
Income (loss) before income tax expenses	25,434,002	3,249,979	9,455,305	1,204,513
Segment income (loss)	19,627,990	2,508,082	7,460,309	950,370
Total assets	242,824,451		203,683,169		$ 31,028,310	$ 25,947,229
Total liabilities	(144,765,155)		(125,251,863)		(18,498,212)	(15,955,853)
Net assets (liabilities)	98,059,296		78,431,306		$ 12,530,098	$ 9,991,376
Total [Member] | External [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	250,237,197	31,975,517	82,675,853	10,532,090
Total cost of revenue	(187,920,609)	(24,012,651)	(59,116,383)	(7,530,846)
Total [Member] | Related Party [Member]
Schedule of Key Financial Performance Measures [Line Items]
Total revenue	$ 1,742,678	$ 222,681	1,809,486	230,511
Total cost of revenue			$ (961,938)	$ (122,541)